Components of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Accounts receivable	$ 417	[1]	$ 330	[1]
Interest and dividends receivable	150		142
Prepaid expenses	114		153
Other investments	59		57
Deferred tax asset - net			27
Other	73		109
Total other assets	$ 813		$ 818

[1]	Accounts receivable includes accrued service fee income and a receivable from the Company's loan servicer.